Earnings (loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Denominator of the diluted earnings per share calculation	3,735,059	0	598,014
Net income/(loss)	$ 57,394	$ (134,197)	$ (10,535)
Dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net income/(loss) attributed to common stockholders	$ 51,625	$ (139,966)	$ (16,304)
Weighted average number of common shares, basic	81,121,781	86,143,556	95,191,116
Incremental shares	3,735,059
Weighted average number of common shares, diluted	84,856,840	86,143,556	95,191,116
Earnings/(loss) per share, basic	$ 0.64	$ (1.62)	$ (0.17)
Earnings/(loss) per share, diluted	$ 0.61	$ (1.62)	$ (0.17)